FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
Classification of financial instruments by fair value hierarchy:

	December 31,
	2019	2018

Financial assets:

Marketable securities – Level 1	$1,042	$21,208
Marketable securities – Level 2	1,086	4,857

	$2,128	$26,065

Schedule of Company's Financial Liabilities
The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance at December 31, 2019:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,001	$-	$-	$-	$-	$-	$1,001
Employees and payroll accruals	2,071						2,071

Other payables	1,339	-	-	-	-	-	1,339
Operating leases liability	895	734	616	583	582	229	3,639
Liabilities in respect of government grants	37	107	196	333	652	2,474	3,799

	$5,343	$841	$812	$916	$1,234	$2,703	$11,849

Balance at December 31, 2018:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,015	$-	$-	$-	$-	$-	$1,015
Employees and payroll accruals	2,081						2,081

Other payables	935	-	-	-	-	-	935
Liabilities in respect of government grants	1,003	79	232	456	263	2,634	4,667

	$5,034	$79	$232	$456	$263	$2,634	$8,698

Schedule of Sensitivity Tests Relating to Changes in Market Factors
Sensitivity tests relating to changes in market factors:

	December 31,
	2019	2018

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Increase of 5% in exchange rate	$(381)	$(1,059)
Decrease of 5% in exchange rate	$381	$1,059

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$106	$1,303
Decrease of 5% in market price	$(106)	$(1,303)